UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

EuroPacific International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.2%
	AUSTRALIA – 9.8%
30,590	BHP Billiton Ltd.	$1,217,196
1,426,837	CFS Retail Property Trust - REIT	2,597,885
63,024	Newcrest Mining Ltd.	2,256,186
49,826	Origin Energy Ltd.	727,873
26,280	Woolworths Ltd.	691,645
		7,490,785

	BERMUDA – 1.2%
64,946	Nordic American Tankers Shipping Ltd.	900,152

	BRAZIL – 8.1%
91,700	AES Tiete S.A.	1,312,624
111,021	Cia Energetica de Minas Gerais - ADR	2,247,065
93,413	Telefonica Brasil S.A. - ADR	2,600,618
		6,160,307

	CANADA – 20.4%
3,000	Agnico-Eagle Mines Ltd.	112,200
24,400	Alamos Gold, Inc.	499,826
32,620	ARC Resources Ltd.	790,857
10,100	Barrick Gold Corp.	497,526
56,130	Crescent Point Energy Corp.	2,567,190
156,200	Ensign Energy Services, Inc.	2,430,159
44,625	Goldcorp, Inc.	2,159,404
33,650	Peyto Exploration & Development Corp.	662,127
16,035	Potash Corp. of Saskatchewan, Inc.	749,476
256,280	Precision Drilling Corp.*	2,630,020
142,290	Yamana Gold, Inc.	2,457,348
		15,556,133

	CHILE – 1.2%
1,544,742	Aguas Andinas S.A. - Class A	916,224

	CHINA – 2.5%
172,000	China Shenhua Energy Co., Ltd. - Class H	756,283
698,000	China Yurun Food Group Ltd.	1,153,838
		1,910,121

	HONG KONG – 7.1%
72,500	China Mobile Ltd.	741,332
99,000	CLP Holdings Ltd.	810,607
700	Esprit Holdings Ltd.	1,032
2,300,500	Kingboard Laminates Holdings Ltd.	1,231,039
11,800,000	Shougang Concord International Enterprises Co., Ltd.	821,632
2,525,264	Skyworth Digital Holdings Ltd.	1,084,307
670,000	Texwinca Holdings Ltd.	735,200
		5,425,149

EuroPacific International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 6.9%
50,700	Asahi Group Holdings Ltd.	$1,120,828
140,500	ITOCHU Corp.	1,528,136
54,000	JGC Corp.	1,487,090
12,100	Nidec Corp.	1,158,882
		5,294,936

	LUXEMBOURG – 0.2%
903	APERAM	18,530
15,000	Pacific Drilling S.A.*	144,000
		162,530

	NETHERLANDS – 3.5%
76,165	Royal Dutch Shell PLC - A Shares	2,697,905

	NEW ZEALAND – 1.7%
960,152	Kiwi Income Property Trust - REIT	828,421
187,039	New Zealand Refining Co., Ltd.	437,032
		1,265,453

	NORWAY – 17.0%
63,398	Atea ASA	618,636
21,050	Fred Olsen Energy ASA	793,277
74,474	Leroey Seafood Group ASA	1,247,157
4,402,000	Marine Harvest ASA	2,388,950
706,932	Morpol ASA*	1,204,929
324,000	Norwegian Energy Co. AS*	328,583
137,528	SpareBank 1 SR Bank ASA	930,605
79,710	Statoil ASA	1,998,524
997,000	STX OSV Holdings Ltd.	1,125,524
89,800	Telenor ASA	1,464,014
20,910	Yara International ASA	841,461
		12,941,660

	SINGAPORE – 9.2%
501,000	Ascendas Real Estate Investment Trust	742,827
1,451,000	Golden Agri-Resources Ltd.	847,864
2,915,000	Midas Holdings Ltd.	892,217
959,000	Olam International Ltd.	1,982,271
350,000	Sakari Resources Ltd.	656,676
333,000	StarHub Ltd.	749,207
206,000	Venture Corp. Ltd.	1,182,430
		7,053,492

	SWITZERLAND – 3.3%
31,075	Nestle S.A.	1,780,778
2,533	Syngenta A.G.*	766,092
		2,546,870

EuroPacific International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND – 5.1%
1,956,000	Delta Electronics Thai PCL	$1,353,546
198,200	Electricity Generating PCL	586,428
5,840,000	Thai Beverage PCL	1,369,639
3,106,000	Thai Tap Water Supply PCL	562,444
		3,872,057

	TOTAL COMMON STOCKS
	(Cost $73,968,911)	74,193,774

Number of Contracts

	WARRANTS – 0.0%
1,700	Kingboard Chemical Holdings Ltd.*
	Exercise Price: 40 HKD, Expiration Date: October 31, 2012	82

	TOTAL WARRANTS
	(Cost $0)	82

Principal Amount

	SHORT-TERM INVESTMENTS – 1.1%
$841,207	UMB Money Market Fiduciary, 0.01%1	841,207

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $841,207)	841,207

	TOTAL INVESTMENTS – 98.3%
	(Cost $74,810,118)	75,035,063

	Other Assets in Excess of Liabilities – 1.7%	1,271,482

	TOTAL NET ASSETS – 100.0%	$76,306,545

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EuroPacific International Value Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	24.3%
Consumer Staples	18.1%
Materials	17.4%
Utilities	8.4%
Telecommunication Services	7.3%
Industrials	6.9%
Financials	6.7%
Information Technology	5.7%
Consumer Discretionary	2.4%
Total Common Stocks	97.2%
Warrants	0.0%
Short-Term Investments	1.1%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EuroPacific International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Principal Amount6		Value
	FIXED INCOME SECURITIES – 91.2%
	AUSTRALIA – 16.3%
433,000	Australia Government Bond 5.750%, 4/15/2012	$461,322
1,000,000	Australia Pacific Airports Melbourne Pty. Ltd. 4.752%, 12/14/20151	998,967
500,000	Bank of Queensland Ltd. 5.500%, 10/22/2012	535,411
	CFS Retail Property Trust
1,500,000	5.075%, 08/21/2014	1,580,328
1,000,000	5.750%, 07/04/2016	1,055,542
2,365,000	Queensland Treasury Corp. 6.500%, 4/23/2012	2,523,135
	Telstra Corp. Ltd.
1,000,000	6.250%, 11/15/2013	1,083,362
2,000,000	5.200%, 12/01/2016	2,033,045
632,000	Treasury Corp. of Victoria 6.250%, 10/15/2012	681,701
2,040,000	Western Australia Treasury Corp. 5.500%, 7/17/2012	2,179,941
		13,132,754

	CANADA – 6.2%
460,000	Canadian Government Bond 1.500%, 12/1/2012	460,739
	Export Development Canada
3,430,000	9.000%, 08/01/2012	1,963,632
1,560,000	9.000%, 04/19/2013	905,268
457,000	Province of Ontario Canada 1.511%, 10/5/20151	456,612
430,000	Shaw Communications, Inc. 6.100%, 11/16/20122	442,788
715,000	Sherritt International Corp. 7.750%, 10/15/20152	746,946
		4,975,985

	CHILE – 5.5%
	Bonos del Banco Central de Chile en Pesos
700,000,000	6.000%, 06/01/2012	1,429,831
600,000,000	6.000%, 03/01/2013	1,237,530
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,800,934
		4,468,295

	CYPRUS – 0.7%
3,500,000	Songa Offshore S.E. 13.130%, 11/17/20161, 2	598,466

EuroPacific International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount6		Value
	FIXED INCOME SECURITIES (Continued)
	DENMARK – 2.4%
11,000,000	Kommunekredit 3.375%, 2/10/2014	$1,914,735

	FINLAND – 6.4%
5,000,000	Amer Sports OYJ 5.390%, 4/13/20161	722,712
11,000,000	Fortum OYJ 3.683%, 9/14/20151	1,618,419
5,400,000	Municipality Finance PLC 2.750%, 9/16/2013	929,653
1,210,000	Nordic Investment Bank 5.250%, 2/26/2014	1,046,538
6,000,000	Republic of Finland 2.675%, 1/27/20161	882,235
		5,199,557

	GERMANY – 2.5%
	Kreditanstalt fuer Wiederaufbau
5,300,000	3.000%, 03/23/2012	904,232
2,000,000	10.000%, 05/15/2012	1,145,834
		2,050,066

	LUXEMBOURG – 2.4%
	European Investment Bank
1,320,000	7.750%, 07/31/2012	1,113,739
2,600,000	5.000%, 09/18/2013	807,968
		1,921,707

	MALAYSIA – 4.8%
	Malaysia Government Bond
3,620,000	3.718%, 06/15/2012	1,193,550
1,990,000	3.434%, 08/15/2014	661,892
6,000,000	Rantau Abang Capital Bhd 4.910%, 8/14/2013	2,016,811
		3,872,253

	NEW ZEALAND – 6.7%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/20143	342,673
650,000	Fletcher Building Ltd. 8.500%, 3/15/20153	555,075

EuroPacific International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount6		Value
	FIXED INCOME SECURITIES (Continued)
	NEW ZEALAND (Continued)
1,000,000	Fonterra Cooperative Group Ltd. 5.300%, 11/29/20491, 2	$656,467
2,610,000	New Zealand Government Bond 6.500%, 4/15/2013	2,256,919
1,850,000	Watercare Services Ltd. 5.740%, 2/16/2015	1,603,607
		5,414,741

	NORWAY – 14.3%
5,000,000	Austevoll Seafood ASA 6.520%, 10/14/20131	855,954
6,500,000	Drammen Kommune 5.020%, 2/7/2013	1,136,364
1,705,000	Eksportfinans ASA 2.375%, 6/26/2013	1,815,209
	KLP Kommunekreditt AS
4,000,000	3.390%, 05/20/2014	694,291
5,500,000	3.550%, 09/15/2015	936,640
	Kommunalbanken AS
13,720,000	1.875%, 05/08/2012	2,012,678
5,000,000	3.800%, 09/28/2012	862,036
2,670,000	3.000%, 03/26/2013	460,389
5,000,000	Morpol ASA 8.730%, 2/3/20141	847,963
5,760,000	Norway Government Bond 6.500%, 5/15/2013	1,044,791
1,000,000	Odfjell S.E. 7.960%, 12/4/20131	169,380
4,500,000	STX Europe AS 5.370%, 4/5/20131, 4	725,814
		11,561,509

	POLAND – 4.0%
5,810,000	Poland Government Bond 5.010%, 1/25/20181	1,773,537
1,300,000	Poland Government International Bond 3.000%, 9/23/2014	1,434,873
		3,208,410

	SINGAPORE – 4.5%
1,500,000	CapitaMall Trust 2.125%, 4/19/20143	1,177,605
1,550,000	Singapore Government Bond 3.750%, 9/1/2016	1,410,096

EuroPacific International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount6		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
1,250,000	Singapore Press Holdings Ltd. 2.810%, 3/2/2015	$1,031,344
		3,619,045

	SOUTH KOREA – 1.5%
1,070,000	Export-Import Bank of Korea 2.500%, 10/26/2012	1,174,036

	SRI LANKA – 1.8%
	Sri Lanka Government Bonds
55,000,000	6.850%, 04/15/2012	480,813
107,000,000	6.900%, 08/01/2012	930,684
		1,411,497

	SWEDEN – 5.5%
3,000,000	Atlas Copco A.B. 4.600%, 5/25/2012	442,924
15,400,000	Kommuninvest I Sverige 1.750%, 10/8/2012	2,257,808
8,800,000	Sweden Government Bond 5.500%, 10/8/2012	1,331,921
3,000,000	TeliaSonera A.B. 3.030%, 3/21/20141	435,770
		4,468,423

	SWITZERLAND – 2.2%
1,600,000	Aryzta A.G. 5.000%, 10/29/20491, 2	1,783,379

	THAILAND – 3.5%
	Bank of Thailand
30,400,000	3.420%, 08/18/2013	988,429
30,000,000	3.490%, 02/15/20141	968,383
27,005,000	Thailand Government Bond 4.250%, 3/13/2013	884,602
		2,841,414

	TOTAL FIXED INCOME SECURITIES (Cost $74,166,382)	73,616,272

	SHORT-TERM INVESTMENTS – 3.2%
2,610,302	UMB Money Market Fiduciary, 0.010%5	2,610,302
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,610,302)	2,610,302

EuroPacific International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Value
TOTAL INVESTMENTS – 94.4% (Cost $76,776,684)	$76,226,574

Other Assets in Excess of Liabilities – 5.6%	4,506,671

TOTAL NET ASSETS – 100.0%	$80,733,245

PLC – Public Limited Company.

1 Variable, floating or step rate security.
2 Callable.
3 Convertible security.
4 144A restricted security.
5 The rate quoted is the annualized seven-day yield of the Fund at the period end.
6 Local currency.

See accompanying Notes to Schedule of Investments.

EuroPacific International Bond Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	53.0%
Financial	14.1%
Communications	6.2%
Consumer, Non-cyclical	5.1%
Industrial	4.8%
Utilities	4.0%
Basic Materials	2.2%
Diversified	0.9%
Consumer, Cyclical	0.9%
Total Fixed Income Securities	91.2%
Short-Term Investments	3.2%
Total Investments	94.4%
Other Assets in Excess of Liabilities	5.6%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 94.8%
	AUSTRALIA – 4.7%
16,050	Newcrest Mining Ltd.	$574,571
23,450	Santos Ltd.	335,096
		909,667

	CANADA – 27.5%
4,900	Agnico-Eagle Mines Ltd.	183,260
15,400	Alamos Gold, Inc.	315,464
8,320	Barrick Gold Corp.	409,843
26,700	Canadian Oil Sands Ltd.	661,975
11,850	Crescent Point Energy Corp.	541,978
22,900	Endeavour Silver Corp.*	259,228
13,100	Ensign Energy Services, Inc.	203,810
26,000	Freehold Royalties Ltd.	539,603
4,800	Goldcorp, Inc.	232,272
29,400	Nexen, Inc.	526,895
7,000	Pan American Silver Corp.	160,160
20,200	Peyto Exploration & Development Corp.	397,473
3,300	Potash Corp. of Saskatchewan, Inc.	154,242
17,700	Precision Drilling Corp.*	181,642
8,900	Silver Wheaton Corp.	316,929
8,900	Silvercorp Metals, Inc.	73,336
9,910	Yamana Gold, Inc.	171,146
		5,329,256

	CHILE – 0.4%
1,200	Sociedad Quimica y Minera de Chile S.A. - ADR	70,488
	CHINA – 5.9%
230,000	China BlueChemical Ltd. - Class H	174,680
34,000	China Shenhua Energy Co., Ltd. - Class H	149,498
2,855	CNOOC Ltd. - ADR	580,707
102,000	Yanzhou Coal Mining Co., Ltd. - Class H	244,633
		1,149,518

	GERMANY – 1.3%
5,250	K+S A.G.	250,345
	INDONESIA – 2.2%
725,000	Bumi Resources Tbk P.T.	205,645
260,000	Harum Energy Tbk P.T.	219,800
		425,445

	NORWAY – 16.2%
14,500	Det Norske Oljeselskap ASA*	221,195
16,063	Fred Olsen Energy ASA	605,340
26,889	Leroey Seafood Group ASA	450,289
1,220,000	Marine Harvest ASA	662,090

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY (Continued)
144,601	Norwegian Energy Co. AS*	$146,647
21,150	Statoil ASA	530,282
13,100	Yara International ASA	527,170
		3,143,013

	SINGAPORE – 3.0%
609,000	Golden Agri-Resources Ltd.	355,857
126,000	Sakari Resources Ltd.	236,404
		592,261

	SWITZERLAND – 24.7%
415	Syngenta A.G.*	125,514
1,837	ZKB Gold - Class A - ETF*	3,149,886
464	ZKB Silver - ETF*	1,518,565
		4,793,965

	THAILAND – 3.0%
53,000	PTT PCL	582,700
	UNITED STATES – 5.9%
12,500	Chesapeake Energy Corp.	264,125
700	Monsanto Co.	57,435
3,000	Mosaic Co.	167,910
8,705	Newmont Mining Corp.	535,183
4,000	Southwestern Energy Co.*	124,560
		1,149,213

	TOTAL COMMON STOCKS (Cost $19,026,042)	18,395,871

Principal Amount

	SHORT-TERM INVESTMENTS – 5.1%
$983,906	UMB Money Market Fiduciary, 0.01%1	983,906
	TOTAL SHORT-TERM INVESTMENTS (Cost $983,906)	983,906

	TOTAL INVESTMENTS – 99.9% (Cost $20,009,948)	19,379,777

	Other Assets in Excess of Liabilities – 0.1%	23,229

	TOTAL NET ASSETS – 100.0%	$19,403,006

ADR – American Depositary Receipt
PCL – Public Company Limited

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EuroPacific Hard Asset Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Industry Allocation	Percent of Total Net Assets
Energy	38.6%
Materials	24.5%
Exchange-Traded Funds	24.1%
Consumer Staples	7.6%
Total Long-Term Investments	94.8%

Short-Term Investments	5.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 94.9%
	CONSUMER DISCRETIONARY – 14.2%
520,000	Anta Sports Products Ltd.	$522,193
500,000	China Lilang Ltd.	457,622
1,000,000	Giordano International Ltd.	796,230
400,000	Golden Eagle Retail Group Ltd.	916,039
350,000	Great Wall Motor Co., Ltd. - Class H	600,095
20,000	Home Inns & Hotels Management, Inc. - ADR*	589,800
20,000	New Oriental Education & Technology Group - ADR*	476,400
900,000	Sa Sa International Holdings Ltd.	580,248
200,000	Sands China Ltd.*	673,820
219,500	Stella International Holdings Ltd.	503,885
100,000	Television Broadcasts Ltd.	581,965
		6,698,297

	CONSUMER STAPLES – 11.7%
600,000	Biostime International Holdings Ltd.	1,138,416
400,000	China Mengniu Dairy Co., Ltd.	1,070,246
288,000	China Resources Enterprise Ltd.	992,349
864,000	Lianhua Supermarket Holdings Co., Ltd. - Class H	1,116,339
600,000	Wumart Stores, Inc. - Class H	1,238,954
		5,556,304

	ENERGY – 11.4%
500,000	CNOOC Ltd.	1,018,600
1,060,000	Kunlun Energy Co., Ltd.	1,669,213
1,200,000	PetroChina Co., Ltd. - Class H	1,747,662
400,000	Yanzhou Coal Mining Co., Ltd. - Class H	954,449
		5,389,924

	FINANCIALS – 12.2%
425,000	AIA Group Ltd.	1,417,253
490,000	BOC Hong Kong Holdings Ltd.	1,292,078
180,000	China Pacific Insurance Group Co., Ltd. - Class H	597,786
390,427	Link REIT	1,421,291
76,894	Sun Hung Kai Properties Ltd.	1,063,881
		5,792,289

	HEALTH CARE – 7.8%
1,841,800	China Medical System Holdings Ltd.	1,204,569
1,430,000	Lee's Pharmaceutical Holdings Ltd.	528,222
948,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	873,361
1	Sino Biopharmaceutical	0
1,283,000	Trauson Holdings Co., Ltd.	403,927

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	$679,000
		3,689,079

	INDUSTRIALS – 11.4%
157,000	Airtac International Group	791,715
50,000	China Yuchai International Ltd.	779,500
1,200,000	Haitian International Holdings Ltd.	1,253,336
1,900,000	Shanghai Electric Group Co., Ltd. - Class H	872,349
180,000	Weichai Power Co., Ltd. - Class H	964,004
325,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	716,041
		5,376,945

	INFORMATION TECHNOLOGY – 5.8%
300,000	AAC Technologies Holdings, Inc.	731,059
500,000	Digital China Holdings Ltd.	824,140
1,400,000	GCL-Poly Energy Holdings Ltd.	480,404
15,000	Netease.com - ADR*	717,450
		2,753,053

	MATERIALS – 7.5%
2,700,000	China Forestry Holdings Co., Ltd.*2	546,594
1,700,000	Fufeng Group Ltd.	858,319
800,000	Yip's Chemical Holdings Ltd.	603,221
850,000	Zhaojin Mining Industry Co., Ltd. - Class H	1,525,600
		3,533,734

	TELECOMMUNICATION SERVICES – 5.7%
140,000	China Mobile Ltd.	1,430,772
700,000	China Unicom Hong Kong Ltd.	1,288,365
		2,719,137

	UTILITIES – 7.2%
240,000	Cheung Kong Infrastructure Holdings Ltd.	1,363,995
1,550,000	Guangdong Investment Ltd.	897,107
158,000	Power Assets Holdings Ltd.	1,139,982
		3,401,084

	TOTAL COMMON STOCKS (Cost $48,520,474)	44,909,846

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 5.2%
$2,445,821	UMB Money Market Fiduciary, 0.01%1	$2,445,821
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,445,821)	2,445,821

	TOTAL INVESTMENTS – 100.1% (Cost $50,966,295)	47,355,667

	Liabilities in Excess of Other Assets – (0.1)%	(53,537)

	TOTAL NET ASSETS – 100.0%	$47,302,130

ADR – American Depositary Receipt
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.
2 Fair valued under procedures established by the Board of Trustees, represents 1.16% of Net Assets.

See accompanying Notes to Schedule of Investments.

EuroPacific China Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
China	49.5%
Hong Kong	44.0%
Macau	1.4%
Total Common Stocks	94.9%
Short-Term Investments	5.2%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 95.8%
	CHINA – 20.8%
250,000	AAC Technologies Holdings, Inc.	$609,216
140,000	Airtac International Group	705,987
300,000	Biostime International Holdings Ltd.	569,208
325,000	China Medical System Holdings Ltd.	212,556
350,000	Daphne International Holdings Ltd.	451,273
700,000	Haitian International Holdings Ltd.	731,113
10,000	Home Inns & Hotels Management, Inc. - ADR*	294,900
1,500,000	MIE Holdings Corp.	449,190
380,000	Minth Group Ltd.	409,483
1,000,000	SITC International Holdings Co., Ltd.	257,475
650,000	Trauson Holdings Co., Ltd.	204,639
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	271,600
600,000	Xingda International Holdings Ltd.	238,265
		5,404,905

	HONG KONG – 5.0%
500,000	Giordano International Ltd.	398,115
500,000	SA S.A. International Holdings Ltd.	322,360
150,000	Stella International Holdings Ltd.	344,340
296,000	Yip's Chemical Holdings Ltd.	223,192
		1,288,007

	INDIA – 5.4%
8,127	CMC Ltd.	148,916
53,000	Emami Ltd.	378,031
45,000	Federal Bank Ltd.	362,196
47,941	Pantaloon Retail India Ltd.	163,166
135,000	Rallis India Ltd.	356,886
		1,409,195

	INDONESIA – 19.7%
6,000,000	Alam Sutera Realty Tbk P.T.	322,901
500,000	BFI Finance Indonesia Tbk P.T.*	291,119
15,000,000	Energi Mega Persada Tbk P.T.*	327,399
300,000	Harum Energy Tbk P.T.	253,103
500,000	Hexindo Adiperkasa Tbk P.T.	533,121
1,610,000	Holcim Indonesia Tbk P.T.	397,834
11,415,500	Indopoly Swakarsa Industry Tbk P.T.	172,503
1,300,000	Jasa Marga P.T.	631,618
3,500,000	Lippo Karawaci Tbk P.T.	260,440
4,500,000	Media Nusantara Citra Tbk P.T.	675,034
1,974,500	Mitra Adiperkasa Tbk P.T.	1,249,454
		5,114,526

	MALAYSIA – 10.1%
250,000	Alliance Financial Group BHD	325,674

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MALAYSIA (Continued)
400,000	Dialog Group BHD	$321,473
270,000	Gamuda BHD	327,932
227,500	KPJ Healthcare BHD	366,184
200,000	Parkson Holdings BHD	370,894
1,000,000	Perisai Petroleum Teknologi BHD*	265,713
400,000	SapuraCrest Petroleum BHD	638,553
		2,616,423

	PHILIPPINES – 6.9%
900,000	Alliance Global Group, Inc.	230,535
300,000	DMCI Holdings, Inc.	321,319
4,000,000	Energy Development Corp.	521,889
1,070,000	Robinsons Land Corp.	350,619
140,000	Security Bank Corp.	371,392
		1,795,754

	SINGAPORE – 7.0%
20,000	China Yuchai International Ltd.	311,800
580,000	Mapletree Commercial Trust - REIT	398,071
433,000	Parkway Life Real Estate Investment Trust - REIT	611,195
450,000	Super Group Ltd.	496,920
		1,817,986

	TAIWAN – 7.3%
40,000	Hiwin Technologies Corp.	369,583
12	Huaku Development Co., Ltd.	29
189,040	Pacific Hospital Supply Co., Ltd.	555,064
80,000	Simplo Technology Co., Ltd.	562,215
40,000	St. Shine Optical Co., Ltd.	423,278
		1,910,169

	THAILAND – 13.6%
250,000	Bangkok Dusit Medical Services PCL*	619,373
350,000	BEC World PCL	488,010
225,000	Dynasty Ceramic PCL	450,474
1,828,571	Home Product Center PCL	660,964
800,000	Minor International PCL	299,346
350,000	Robinson Department Store PCL	473,699
65,000	Siam Makro PCL	536,723
		3,528,589

	TOTAL COMMON STOCKS (Cost $24,640,558)	24,885,554

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 2.0%
$510,335	UMB Money Market Fiduciary, 0.01%1	$510,335
	TOTAL SHORT-TERM INVESTMENTS (Cost $510,335)	510,335

	TOTAL INVESTMENTS – 97.8% (Cost $25,150,893)	25,395,889

	Other Assets in Excess of Liabilities – 2.2%	567,928

	TOTAL NET ASSETS – 100.0%	$25,963,817

ADR – American Depositary Receipt
PCL – Public Company Limited
REIT – Real Estate Investment Trusts

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	25.4%
Industrials	20.0%
Financials	12.7%
Health Care	10.2%
Consumer Staples	7.6%
Energy	7.5%
Materials	5.3%
Information Technology	5.1%
Utilities	2.0%
Total Common Stocks	95.8%
Short-Term Investments	2.0%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 56.6%
	BRAZIL – 43.3%
1,900	Amil Participacoes S.A.	$19,020
7,700	Arezzo Industria e Comercio S.A.	128,862
5,500	Banco Bradesco S.A. - ADR	98,340
10,200	BM&FBovespa S.A.	64,159
5,300	CCR S.A.	36,886
9,500	Cia de Bebidas das Americas - ADR	345,705
6,500	Cia Energetica de Minas Gerais - ADR	131,560
5,600	Cia Hering	134,615
3,000	Cielo S.A.	89,372
2,000	Diagnosticos da America S.A.	19,231
2,400	EcoRodovias Infraestrutura e Logistica S.A.	16,896
1,000	EDP - Energias do Brasil S.A.	23,294
2,200	Estacio Participacoes S.A.	25,019
10,500	Fleury S.A.	137,320
1,800	Localiza Rent a Car S.A.	29,557
800	Lojas Renner S.A.	27,015
2,000	M Dias Branco S.A.	52,976
11,000	Marcopolo S.A.	49,863
1,600	Multiplan Empreendimentos Imobiliarios S.A.	36,630
1,700	Odontoprev S.A.	28,411
7,700	PDG Realty S.A. Empreendimentos e Participacoes	31,202
900	Petroleo Brasileiro S.A. - ADR	27,495
4,900	Raia Drogasil S.A.	40,665
12,000	Randon Participacoes S.A.	63,942
1,800	Souza Cruz S.A.	23,427
5,200	Telefonica Brasil S.A. - ADR	144,768
1,900	Tim Participacoes S.A. - ADR	54,815
6,000	Totvs S.A.	103,159
1,200	Ultrapar Participacoes S.A. - ADR	23,880
6,500	Vale S.A. - ADR	164,450
		2,172,534

	CHILE – 3.6%
155,000	Aguas Andinas S.A. - Class A	91,934
9,000	E.CL S.A.	25,945
240	Empresa Nacional de Electricidad S.A. - ADR	11,254
1,600	ENTEL Chile S.A.	29,118
8,000	Sonda S.A.	21,782
		180,033

	COLOMBIA – 4.1%
4,000	Ecopetrol S.A. - ADR	204,280

	MEXICO – 3.7%
1,500	America Movil S.A.B. de C.V. - ADR	34,815

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
1,000	Fomento Economico Mexicano S.A.B. de C.V. - ADR	$70,520
600	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	39,522
19,000	Grupo Bimbo S.A.B. de C.V.	42,274
		187,131

	PERU – 1.9%
2,200	Cia de Minas Buenaventura S.A. - ADR	94,380
	TOTAL COMMON STOCKS (Cost $2,650,547)	2,838,358

Principal Amount
	SHORT-TERM INVESTMENTS – 47.5%
$2,381,253	UMB Money Market Fiduciary, 0.01%1	2,381,253
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,381,253)	2,381,253

	TOTAL INVESTMENTS – 104.1% (Cost $5,031,800)	5,219,611

	Liabilities in Excess of Other Assets – (4.1)%	(203,444)

	TOTAL NET ASSETS – 100.0%	$5,016,167

ADR – American Depositary Receipt
CL – Chile

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of January 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	11.5%
Consumer Discretionary	6.9%
Utilities	5.7%
Telecommunication Services	5.2%
Materials	5.1%
Energy	5.1%
Industrials	4.7%
Information Technology	4.3%
Health Care	4.1%
Financials	4.0%
Total Common Stocks	56.6%
Short-Term Investments	47.5%
Total Investments	104.1%
Liabilities in Excess of Other Assets	(4.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2012

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), and EP Latin America Fund (the “Latin America Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) are calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign  exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2012 (Continued)

using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  A Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

Note 3 – Federal Income Taxes
At January 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Hard Asset Fund	China Fund	Asia Small Companies Fund	Latin America Fund

Cost of investments	$75,409,252	$76,776,684	$20,009,948	$50,983,153	$25,178,805	$5,031,800

Gross unrealized appreciation	$8,667,843	$1,623,962	$917,564	$2,339,586	$2,733,230	$199,906
Gross unrealized depreciation	(9,042,032)	(2,174,072)	(1,547,735)	(5,967,072)	(2,516,146)	(12,095)
Unrealized appreciation/(de-preciation) on foreign currency	2,917	72,063	(6)	-	(12)	441
Net unrealized appreciation/(de-preciation) on investments and foreign currency translations
	$(371,272)	$(478,047)	$(630,177)	$(3,627,486)	$217,072	$188,252

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2012 (Continued)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of January 31, 2012:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2012 (Continued)

International Value Fund*
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$1,820,540	$-	$-	$1,820,540
Consumer Staples	13,787,898	-	-	13,787,898
Energy	18,520,658	-	-	18,520,658
Financials	5,099,738	-	-	5,099,738
Industrials	5,299,632	-	-	5,299,632
Information Technology	4,385,650	-	-	4,385,650
Materials	13,289,093	-	-	13,289,093
Telecommunication Services	5,555,171	-	-	5,555,171
Utilities	6,435,394	-	-	6,435,394
Short-Term Investments	841,208	-	-	841,208
Warrants	81	-	-	81
Total Assets	$75,035,063	$-	$-	$75,035,063

International Bond Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Bonds:
Basic Materials	$-	$1,800,934	$-	$1,800,934
Communications	-	5,026,309	-	5,026,309
Consumer, Cyclical	-	722,712	-	722,712
Consumer, Non-cyclical	1,783,379	2,360,384	-	4,143,763
Diversified	746,946	-	-	746,946
Financial	4,135,079	7,209,930	-	11,345,009
Government	9,259,770	33,515,504	-	42,775,274
Industrial	-	3,833,299	-	3,833,299
Utilities	-	3,222,026	-	3,222,026
Short-Term Investments	2,610,302	-	-	2,610,302
Total Assets	$18,535,476	$57,691,098	$-	$76,226,574

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2012 (Continued)

Hard Asset Fund*
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Staples	$1,468,236	$-	$-	$1,468,236
Energy	7,500,006	-	-	7,500,006
Materials	4,759,178	-	-	4,759,178
Exchange-Traded Fund	4,668,451	-	-	4,668,451
Short-Term Investments	983,906	-	-	983,906
Total Assets	$19,379,777	$-	$-	$19,379,777

China Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$1,066,200	$5,632,097	$-	$6,698,297
Consumer Staples	-	5,556,304	-	5,556,304
Energy	-	5,389,924	-	5,389,924
Financials	-	5,792,289	-	5,792,289
Health Care	679,000	3,010,079	-	3,689,079
Industrials	779,500	4,597,445	-	5,376,945
Information Technology	717,450	2,035,603	-	2,753,053
Materials	-	2,987,140	546,594	3,533,734
Telecommunication Services	-	2,719,137	-	2,719,137
Utilities	-	3,401,084	-	3,401,084
Short-Term Investments	2,445,821	-	-	2,445,821
Total Assets	$5,687,971	$41,121,102	$546,594	$47,355,667

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/11	$545,644	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	950	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 1/31/12	$546,594	$-

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2012 (Continued)

Asia Small Companies Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$294,900	$6,306,139	$-	$6,601,039
Consumer Staples	-	1,980,881	-	1,980,881
Energy	-	1,933,959	-	1,933,959
Financials	-	3,293,636	-	3,293,636
Health Care	271,600	2,381,093	-	2,652,693
Industrials	311,800	4,880,630	-	5,192,430
Information Technology	-	1,320,347	-	1,320,347
Materials	-	1,388,680	-	1,388,680
Utilities	-	521,889	-	521,889
Short-Term Investments	510,335	-	-	510,335
Total Assets	$1,388,635	$24,007,254	$-	$25,395,889

Latin America Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$346,713	$-	$-	$346,713
Consumer Staples	575,567	-	-	575,567
Energy	255,655	-	-	255,655
Financials	199,129	-	-	199,129
Health Care	203,981	-	-	203,981
Industrials	236,666	-	-	236,666
Information Technology	214,313	-	-	214,313
Materials	258,830	-	-	258,830
Telecommunication Services	263,516	-	-	263,516
Utilities	283,988	-	-	283,988
Short-Term Investments	2,381,253	-	-	2,381,253
Total Assets	$5,219,611	$-	$-	$5,219,611

* Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the beginning and end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable beginning of the fiscal year and were categorized as Level 2. Application of fair valuation adjustment factors was not deemed necessary at the end of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only transfers between each of the three levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/26/2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/26/2012

* Print the name and title of each signing officer under his or her signature.